Supplement (Vanguard FTSE All-World ex-US Small-Cap Index Fund)	12 Months Ended
Oct. 31, 2013
Institutional
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares Dated February 27, 2014

Effective immediately, Vanguard FTSE All-World ex-US Small-Cap Index Fund's 0.25% purchase and redemption fees are eliminated.

Prospectus and Summary Prospectus Text Changes

The 'Fees and Expenses' section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee (other than on reinvested dividends or capital gains) None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.15%

12b-1 Distribution Fee None

Other Expenses 0.04%

Total Annual Fund Operating Expenses 0.19%

Examples

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

$19 $61 $107 $243

Additional Text Changes:

All other references to the Fund's 0.25% purchase and redemption feesare removed.

(C) 2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSi 884A 072014

Participant
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares for Participants Dated February 27, 2014

Effective immediately, Vanguard FTSE All-World ex-US Small-Cap Index Fund's 0.25% purchase and redemption fees are eliminated.

Prospectus and Summary Prospectus Text Changes

The 'Fees and Expenses' section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee (other than on reinvested dividends or capital gains) None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.35%

12b-1 Distribution Fee None

Other Expenses 0.05%

Total Annual Fund Operating Expenses 0.40%

Examples

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

$41 $128 $224 $505

Additional Text Changes:

All other references to the Fund's 0.25% purchase and redemption feesare removed.

(C) 2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 1684A 072014

Retail
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares Dated February 27, 2014

Effective immediately, Vanguard FTSE All-World ex-US Small-Cap Index Fund's 0.25% purchase and redemption fees are eliminated.

Prospectus and Summary Prospectus Text Changes

The 'Fees and Expenses' section is restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases None

Purchase Fee (other than on reinvested dividends or capital gains) None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Account Service Fee (for certain fund account balances below $10,000) $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses 0.35%

12b-1 Distribution Fee None

Other Expenses 0.05%

Total Annual Fund Operating Expenses 0.40%

Examples

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

$41 $128 $224 $505

Additional Text Changes:

All other references to the Fund's 0.25% purchase and redemption feesare removed.

(C) 2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 1684A 072014